ACQUISITION (Tables)	9 Months Ended
Oct. 01, 2022
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF BUSINESS ACQUISITION PURCHASE PRICE FAIR VALUE

The following table summarizes the preliminary allocation of the purchase price of the fair value of the assets acquired and liabilities assumed at the date of the acquisition:

Current assets	$10,833
Fixed assets	150
Other non-current assets	3,070
Intangible assets	5,800
Goodwill	5,974
Current liabilities	(12,931)
Other non-current liabilities	(167)
Consideration	$12,729

SCHEDULE OF UNAUDITED PRO FORMA

The following unaudited pro forma consolidated results of operation have been prepared, as if the acquisition of Headway had occurred as of January 3, 2022 and January 1, 2021, respectively.

	Three Months Ended		Nine Months Ended
	October 1, 2022	October 2, 2021	October 1, 2022	October 2, 2021
Revenues	$66,120	$73,492	$244,609	$224,072
Net Income (Loss) from continuing operations	$1,032	$9,924	$(1,710)	$26,645